Property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Property, plant and equipment [Abstract]
Change in property, plant and equipment	$ 1,100
Lease term	4 years 9 months
Cash outflow for leases	$ 300
Property, plant and equipment, beginning balance	97
Property, plant and equipment, ending balance	1,176
Right of Use Asset [Member] | Office [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	1,179
Depreciation expense	(125)
Property, plant and equipment, ending balance	$ 1,054